Cover	Jun. 01, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 01, 2026
Entity Registrant Name	PRAXIS PRECISION MEDICINES, INC.
Amendment Flag	false
Entity Central Index Key	0001689548
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39620
Entity Tax Identification Number	47-5195942
Entity Address, Address Line One	99 High Street
Entity Address, Address Line Two	30th Floor
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02110
City Area Code	617
Local Phone Number	300-8460
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	PRAX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false